1(212) 318-6054

vadimavdeychik@paulhastings.com

March 16, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli Innovations Trust (the “Trust”)
Post-Effective Amendment No. 5 to the Registration Statement
on Form N-1A under the Securities Act of 1933 (333-228684)

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (the “Amendment”).

It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933.

Request for Selective Review

Each Fund’s disclosure is based on the disclosure currently used by each Fund with respect to the Class I share class. The Trust requests selective review of this filing in accordance with the release of the U.S. Securities and Exchange Commission (the “SEC”) on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

Except for new disclosure related to the addition of the Class A share class and the addition of Appendix A, the disclosure in this filing is substantially similar to disclosure previously reviewed by the staff of the SEC in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A filed on March 21, 2019 (SEC Accession Number 0001133228-19-001285), which was declared effective on March 21, 2019.

Selective review would serve to expedite the review process for the Trust and use the Staff’s time and resources more effectively. Consistent with IM Guidance Update No. 2016-06 (Mutual Fund Fee Structures), the Registrant states the following:

●	The disclosure set forth in the Amendment, other than the changes noted below, has been reviewed by the Staff in other contexts;

March 16, 2022

●

The disclosure contained in the Amendment is substantially identical in all material respects to the disclosure contained in the prior amendment which has been reviewed by the SEC staff, with the exception of the disclosure regarding the Class A share class and the addition of Appendix A;

●	The changes in the Amendment that could be considered material are limited to those noted above; and

●	The Registrant believes that no other area of the Amendment warrants particular attention.

The Trust is therefore requesting selective review. Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Vadim Avdeychik

Vadim Avdeychik

for PAUL HASTINGS LLP